UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Miura Global Management, LLC

Address:  101 Park Avenue - 21st Floor
          New York, New York 10178


13F File Number: 028-12333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Priest
Title:  Chief Operating Officer
Phone:  (212) 984-8822


Signature, Place and Date of Signing:

/s/ Michael Priest             New York, New York             August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total: $ 911,975
                                         (thousands)


List of Other Included Managers:  NONE


                                                       FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2        COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7    COLUMN 8

                                TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS         CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS    SOLE       SHARED NONE
--------------                  ---------        ------     --------  --------  --- ----  ----------  -----   -----      ------ ----
ALLERGAN INC                    COM              018490102  32,400      350,000 SH        SOLE        N/A       350,000  0      0
AMERICAN GREETINGS CORP         CL A             026375105   2,924      200,000 SH        SOLE        N/A       200,000  0      0
ANHEUSER BUSCH INBEV SA/NV      SPONSORED ADR    03524A108   6,372       80,000 SH        SOLE        N/A        80,000  0      0
APPLE INC                       COM              037833100  87,600      150,000 SH        SOLE        N/A       150,000  0      0
CHARTER COMMUNICATIONS INC D    CL A NEW         16117M305  37,561      530,000 SH        SOLE        N/A       530,000  0      0
CHIPOTLE MEXICAN GRILL INC      COM              169656105  29,636       78,000 SH        SOLE        N/A        78,000  0      0
CITRIX SYS INC                  COM              177376100  37,773      450,000 SH        SOLE        N/A       450,000  0      0
COLFAX CORP                     COM              194014106  41,769    1,515,000 SH        SOLE        N/A     1,515,000  0      0
DONNELLEY R R & SONS CO         COM              257867101   2,060      175,000 SH        SOLE        N/A       175,000  0      0
EBAY INC                        COM              278642103  46,211    1,100,000 SH        SOLE        N/A     1,100,000  0      0
ELAN PLC                        ADR              284131208  13,131      900,000 SH        SOLE        N/A       900,000  0      0
FRESH MKT INC                   COM              35804H106  34,860      650,000 SH        SOLE        N/A       650,000  0      0
FRONTIER COMMUNICATIONS CORP    COM              35906A108  12,639    3,300,000 SH        SOLE        N/A     3,300,000  0      0
GRIFOLS S A                     SPONSORED ADR    398438309  57,024    5,940,000 SH        SOLE        N/A     5,940,000  0      0
HMS HLDGS CORP                  COM              40425J101  26,648      800,000 SH        SOLE        N/A       800,000  0      0
LIBERTY GLOBAL INC              COM SER A        530555101  79,408    1,600,000 SH        SOLE        N/A     1,600,000  0      0
LIBERTY GLOBAL INC              COM SER C        530555309  19,100      400,000 SH        SOLE        N/A       400,000  0      0
LIBERTY MEDIA CORP              LIB CAP COM A    530322106  29,889      340,000 SH        SOLE        N/A       340,000  0      0
MAKEMYTRIP LIMITED MAURITIUS    SHS              V5633W109   5,833      355,000 SH        SOLE        N/A       355,000  0      0
MASTERCARD INC                  CL A             57636Q104  43,011      100,000 SH        SOLE        N/A       100,000  0      0
MEAD JOHNSON NUTRITION CO       COM              582839106  10,869      135,000 SH        SOLE        N/A       135,000  0      0
MILLENNIAL MEDIA INC            COM              60040N105   1,794      136,000 SH        SOLE        N/A       136,000  0      0
MONSANTO CO NEW                 COM              61166W101  31,043      375,000 SH        SOLE        N/A       375,000  0      0
PITNEY BOWES INC                COM              724479100   5,988      400,000 SH        SOLE        N/A       400,000  0      0
PRICELINE COM INC               COM NEW          741503403  39,871       60,000 SH        SOLE        N/A        60,000  0      0
QUAD / GRAPHICS INC             COM CL A         747301109     503       35,000 SH        SOLE        N/A        35,000  0      0
RADIOSHACK CORP                 COM              750438103   2,938      765,000 SH        SOLE        N/A       765,000  0      0
SEARS HLDGS CORP                COM              812350106   8,668      145,200 SH        SOLE        N/A       145,200  0      0
SIRIUS XM RADIO INC             COM              82967N108  17,390    9,400,000 SH        SOLE        N/A     9,400,000  0      0
SODASTREAM INTERNATIONAL LTD    USD SHS          M9068E105  14,626      357,000 SH        SOLE        N/A       357,000  0      0
SPLUNK INC                      COM              848637104   5,805      206,600 SH        SOLE        N/A       206,600  0      0
ULTA SALON COSMETCS & FRAG I    COM              90384S303  96,648    1,035,000 SH        SOLE        N/A     1,035,000  0      0
VALASSIS COMMUNICATIONS INC     COM              918866104   1,544       71,000 SH        SOLE        N/A        71,000  0      0
VALEANT PHARMACEUTICALS INTL    COM              91911K102  17,020      380,000 SH        SOLE        N/A       380,000  0      0
ZYNGA INC                       CL A             98986T108  11,419    2,099,000 SH        SOLE        N/A     2,099,000  0      0




SK 22168 0001 1310923